Impairment, Net of Reversal of Impairment of Investments and Assets - Summary of Impairment, Net of Reversal of Impairment of Investments and Assets (Detail) R in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2018 USD ($)		Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 USD ($)		Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 USD ($)		Dec. 31, 2016 ZAR (R)
Disclosures of impairment of investments and assets [line items]
Investments		$ (36.9)			$ (3.7)			$ (0.1)
Property, plant and equipment		(411.7)			81.3			(76.4)
Goodwill		(71.7)			(277.8)			0.0
Impairment, net of reversal of impairment of investments and assets		(520.3)			(200.2)			(76.5)
Other [member]
Disclosures of impairment of investments and assets [line items]
(Impairment)/reversal of impairment of property, plant and equipment	[1]	(1.9)			42.3			(76.4)
Arctic Platinum Project [Member]
Disclosures of impairment of investments and assets [line items]
(Impairment)/reversal of impairment of property, plant and equipment	[2]	0.0			39.0			0.0
South Deep Mine [member]
Disclosures of impairment of investments and assets [line items]
South Deep cash-generating unit		(481.5)		R (6,470,900.0)	(277.8)		R (3,495,000.0)	0.0		R 0.0
South Deep Mine [member] | Other impaired assets [member]
Disclosures of impairment of investments and assets [line items]
South Deep cash-generating unit		(409.8)	[3]	(5,507.0)	0.0	[3]	0.0	0.0	[3]
South Deep Mine [member] | Goodwill [member]
Disclosures of impairment of investments and assets [line items]
Goodwill		(71.7)	[3]	R (963.9)	(277.8)	[3]	R (3,495.0)	0.0	[3]
Far Southeast Gold Resources Incorporated [member]
Disclosures of impairment of investments and assets [line items]
Investments	[4]	(36.9)			0.0			0.0
Investments - listed [member]
Disclosures of impairment of investments and assets [line items]
Investments		0.0			(0.5)			(0.1)
Investments - unlisted [member]
Disclosures of impairment of investments and assets [line items]
Investments		$ 0.0			$ (3.2)			$ 0.0

[1]	(Impairment)/reversal of impairment of property, plant and equipment - other is made up as follows:
[2]	Refer note 12.2 for further details. The reversal of impairment was included in the "Corporate and other" segment.
[3]	For the year ended 31 December 2018, the Group recognised an impairment of R6,470.9 million (US$481.5 million) (2017: R3,495.0 billion (US$277.8 million) and 2016: Rnil (US$nil)) in respect of the South Deep cash-generating unit due to the deferral of production.
[4]	Following the identification of impairment indicators at 31 December 2018, FSE was valued at its recoverable amount which resulted in an impairment of US$36.9 million. The recoverable amount was based on the fair value less cost of disposal ("FVLCOD") of the investment (level 2 in the fair value hierarchy). The FVLCOD was indirectly derived from the market value of Lepanto Consolidated Mining Company, being the 60% shareholder of FSE. The impairment is included in the "Corporate and other" segment.